Consolidated Balance Sheets Balance Sheet (Paranthetical)	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
Authorized	559,923,300	559,911,216
Issued	559,923,300	559,911,216
Outstanding	559,923,300	559,911,216
Class D Units [Member]
Class of Stock [Line Items]
Authorized	1,540,000
Issued	1,540,000
Outstanding	1,540,000